Schedule H, Line 4i – Schedule of Assets (Held At End of Year)	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Schedule of Asset Held for Investment [Line Items]
Schedule H, Line 4i – Schedule of Assets (Held At End of Year)

ALLSTATE 401(k) SAVINGS PLAN
36-3871531 Plan: 001
FORM 5500 — SCHEDULE H, PART IV, LINE 4i —
SCHEDULE OF ASSETS (HELD AT END OF YEAR)
As of December 31, 2025
(a)	(b) Identity of issue, borrower, lessor, or similar party	(c) Description of investment, including maturity date, rate of interest, collateral, par, or maturity value	(d) Cost	(e) Current Value
	Invesco Advisers Stable Value Fund:

	Nationwide Life Insurance:	Nationwide Life Insurance No. INV_ALL_IP_0524
*	IGT Dodge & Cox A or Better Core Fund	Common Collective Trust Fund	**	$10,664,633
*	IGT Invesco A or Better Core Fixed Income Fund	Common Collective Trust Fund	**	8,228,480
*	IGT Invesco A or Better Intermediate Fund	Common Collective Trust Fund	**	2,905,289
*	IGT Invesco High Quality Short-term Bond Fund	Common Collective Trust Fund	**	48,889,471
*	IGT Jennison A or Better Intermediate Fund	Common Collective Trust Fund	**	4,359,811
*	IGT Loomis Sayles A or Better Core Fixed Income Fund	Common Collective Trust Fund	**	10,650,534
*	IGT Loomis Sayles A or Better Intermediate Fund	Common Collective Trust Fund	**	1,452,555
*	IGT PIMCO A or Better Core Fixed Income Fund	Common Collective Trust Fund	**	8,234,786
*	IGT PIMCO A or Better Intermediate Fund	Common Collective Trust Fund	**	1,453,920
	Adjustment from fair value to contract value for interest in fully benefit-responsive contracts			3,705,856

	Pacific Life Insurance:	Pacific Life Insurance No. G-26930.01.0001
*	IGT Dodge & Cox A or Better Core Fund	Common Collective Trust Fund	**	$8,711,191
*	IGT Invesco A or Better Core Fixed Income Fund	Common Collective Trust Fund	**	8,698,110
*	IGT Invesco A or Better Intermediate Fund	Common Collective Trust Fund	**	2,822,096
*	IGT Invesco High Quality Short-term Bond Fund	Common Collective Trust Fund	**	53,602,026
*	IGT Jennison A or Better Intermediate Fund	Common Collective Trust Fund	**	2,823,312
*	IGT Loomis Sayles A or Better Core Fixed Income Fund	Common Collective Trust Fund	**	8,699,673
*	IGT PIMCO A or Better Core Fixed Income Fund	Common Collective Trust Fund	**	8,704,775
	Adjustment from fair value to contract value for interest in fully benefit-responsive contracts			3,304,655

	Prudential Insurance Company:	Prudential Insurance Company No. GA-62294
*	IGT Invesco A or Better Core Fixed Income Fund	Common Collective Trust Fund	**	$4,919,471
*	IGT Invesco High Quality Short-term Bond Fund	Common Collective Trust Fund	**	62,378,427
*	IGT Jennison A or Better Intermediate Fund	Common Collective Trust Fund	**	20,622,897
*	IGT PIMCO A or Better Core Fixed Income Fund	Common Collective Trust Fund	**	4,923,236
	Adjustment from fair value to contract value for interest in fully benefit-responsive contracts			2,396,530
(Continued)

ALLSTATE 401(k) SAVINGS PLAN
36-3871531 Plan: 001
FORM 5500 — SCHEDULE H, PART IV, LINE 4i —
SCHEDULE OF ASSETS (HELD AT END OF YEAR)
As of December 31, 2025
(a)	(b) Identity of issue, borrower, lessor, or similar party	(c) Description of investment, including maturity date, rate of interest, collateral, par, or maturity value	(d) Cost	(e) Current Value
	Invesco Advisers Stable Value Fund (continued):

	RGA Reinsurance Company:	RGA No. RGA00151
*	IGT Invesco A or Better Intermediate Fund	Common Collective Trust Fund	**	$26,513,960
*	IGT Invesco High Quality Short-term Bond Fund	Common Collective Trust Fund	**	8,835,061
*	IGT Loomis Sayles A or Better Intermediate Fund	Common Collective Trust Fund	**	26,512,336
*	IGT PIMCO A or Better Intermediate Fund	Common Collective Trust Fund	**	26,537,268
	Adjustment from fair value to contract value for interest in fully benefit-responsive contracts			2,956,437

	Voya Retirement & Annuity:	Voya Retirement & Annuity No. 60256
*	IGT Invesco A or Better Intermediate Fund	Common Collective Trust Fund	**	$30,021,625
*	IGT Invesco High Quality Short-term Bond Fund	Common Collective Trust Fund	**	45,017,488
*	IGT Jennison A or Better Intermediate Fund	Common Collective Trust Fund	**	34,655,270
*	IGT Loomis Sayles A or Better Intermediate Fund	Common Collective Trust Fund	**	2,886,518
*	IGT PIMCO A or Better Intermediate Fund	Common Collective Trust Fund	**	2,889,229
	Adjustment from fair value to contract value for interest in fully benefit-responsive contracts			3,295,512

	Metropolitan Tower Life Insurance:	Metropolitan Tower Life No. 38024
*	IGT Dodge & Cox A or Better Core Fund	Common Collective Trust Fund	**	$11,534,391
*	IGT Invesco A or Better Core Fixed Income Fund	Common Collective Trust Fund	**	9,213,658
*	IGT Invesco High Quality Short-term Bond Fund	Common Collective Trust Fund	**	50,677,832
*	IGT Loomis Sayles A or Better Core Fixed Income Fund	Common Collective Trust Fund	**	11,519,142
*	IGT PIMCO A or Better Core Fixed Income Fund	Common Collective Trust Fund	**	9,220,719
	Adjustment from fair value to contract value for interest in fully benefit-responsive contracts			3,803,923
	Total Invesco Advisers Stable Value Fund			599,242,103

*	The Allstate Corporation common stock	Company Stock Fund		719,811,633

				(Continued)

ALLSTATE 401(k) SAVINGS PLAN
36-3871531 Plan: 001
FORM 5500 — SCHEDULE H, PART IV, LINE 4i —
SCHEDULE OF ASSETS (HELD AT END OF YEAR)
As of December 31, 2025
(a)	(b) Identity of issue, borrower, lessor, or similar party	(c) Description of investment, including maturity date, rate of interest, collateral, par, or maturity value	(d) Cost	(e) Current Value
	State Street Global Advisors (SSGA):
	SSgA U.S. Bond Index Non-Lending Series Fund - Class A	Common Collective Trust Fund	**	$560,608,035
	SSgA Real Return ex-Natural Resource Equities Non-Lending Fund - Class C	Common Collective Trust Fund	**	44,304,132
	SSgA S&P 500 Index Non-Lending Series Fund - Class A	Common Collective Trust Fund	**	2,596,477,520
	SSgA Global All Cap Equity ex U.S. Index Non-Lending Series Fund - Class A	Common Collective Trust Fund	**	919,248,178
	SSgA Russell Small Cap Index Non-Lending Series Fund - Class A	Common Collective Trust Fund	**	421,676,764
	SSgA S&P Mid-Cap Index Non-Lending Series Fund - Class A	Common Collective Trust Fund	**	623,842,276
	SSgA Emerging Markets Index Non-Lending Series Fund - Class A	Common Collective Trust Fund	**	80,499,947
	SSgA Target Retirement Income Non-Lending Series Fund - Class A	Common Collective Trust Fund	**	86,820,603
	SSgA Target Retirement 2025 Non-Lending Series Fund - Class A	Common Collective Trust Fund	**	141,677,914
	SSgA Target Retirement 2030 Non-Lending Series Fund - Class A	Common Collective Trust Fund	**	227,750,644
	SSgA Target Retirement 2035 Non-Lending Series Fund - Class A	Common Collective Trust Fund	**	267,186,531
	SSgA Target Retirement 2040 Non-Lending Series Fund - Class A	Common Collective Trust Fund	**	239,758,135
	SSgA Target Retirement 2045 Non-Lending Series Fund - Class A	Common Collective Trust Fund	**	237,779,259
	SSgA Target Retirement 2050 Non-Lending Series Fund - Class A	Common Collective Trust Fund	**	218,087,167
	SSgA Target Retirement 2055 Non-Lending Series Fund - Class A	Common Collective Trust Fund	**	215,374,507
	SSgA Target Retirement 2060 Non-Lending Series Fund - Class A	Common Collective Trust Fund	**	120,433,135
	SSgA Target Retirement 2065 Non-Lending Series Fund - Class A	Common Collective Trust Fund	**	26,958,627
	Total State Street Global Advisors			7,028,483,374

*	Northern Trust Investments (NTI):
	Northern Trust Collective Short Term Investment Fund	Common Collective Trust Fund	**	26,360,555
	Total Northern Trust Investments			26,360,555

*	Self-directed brokerage accounts	Various	**	30,120,251

		Rates of interest from 3.25% to
*	Participant loans	10.50% maturing through 2049	**	105,695,612

	Total			$8,509,713,528

*	Permitted party in interest.
**	Cost information not provided as investments are participant-directed.			(Concluded)